Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
19.	RELATED PARTY TRANSACTIONS
The table below sets forth the major related parties and their relationships with the Group:

Related Party	Relationship with the Group
JYBD	An affiliate of the Group
Euclidean	An entity controlled by management founder of an affiliate of the Group
Sigma	An entity controlled by management founder of an affiliate of the Group
Plus	An affiliate of the Group
Hangzhou Yinghuo Internet Technology Limited (Yinghuo)	An entity over which management has a significant influence
Horgos Yinghuo Management Consulting Co., Ltd. (Horgos)	An entity over which management has a significant influence
Truck Champion Limited (Champion)	An affiliate of the Group
Dai WJ Holding limited (DWJ)	An entity controlled by a management shareholder of the Group
Capital Champion Holdings Limited (Capital)	An entity controlled by a shareholder of the Group
DWJ Partners Limited (DWJ Partners)	An entity controlled by a management shareholder of the Group
Liu XF Holdings Limited (LXF)	An entity controlled by a shareholder of the Group
Tang TG Holdings Limited (TTG)	An entity controlled by a shareholder of the Group
Luo P Holdings Limited (LP)	An entity controlled by a shareholder of the Group
Geng XF Holding Limited (GXF)	An entity controlled by a shareholder of the Group
SVF Bumble (Cayman) Limited (SVF)	A shareholder of Champion
Others	Executives of the Group
For the years ended December 31, 2019, 2020 and 2021, services provided to the related parties were RMB2,235, RMB10,333 and nil, respectively:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Value-added service revenue from JYBD	—	9,434	—
Value-added service revenue from Horgos	—	899	—
Value-added service revenue from Yinghuo	2,235	—	—

Total	2,235	10,333	—

For the years ended December 31, 2019, 2020 and 2021, services provided from the related parties were nil, nil and RMB12,500, respectively:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Service fee to JYBD	—	—	12,500

Total	—	—	12,500

The Group had the following balances with the major related parties:

	As of December 31,
	2020	2021
	RMB	RMB
Current assets:
Service fee prepaid to JYBD	—	7,075

Total	—	7,075

As of December 31, 2020 and 2021, amounts due to related parties were RMB172,779 and RMB179,859, respectively, and details are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Current liabilities:
Consideration payable for repurchase of ordinary shares and options from executives of the Group	77,556	—
Consideration payable for repurchase of ordinary shares from DWJ .	61,726	80,501
Consideration payable for repurchase of ordinary shares from LXF	16,414	15,939
Consideration payable for repurchase of ordinary shares from Euclidean	8,156	7,970
Consideration payable for repurchase of ordinary shares from Sigma	8,156	7,970
Consideration payable for equity investment in Plus	771	—
Consideration payable for repurchase of ordinary shares from TTG	—	25,503
Consideration payable for repurchase of ordinary shares from DWJ Partners	—	1,847
Consideration payable for repurchase of ordinary shares from GXF	—	12,751
Consideration payable for repurchase of ordinary shares from C apital	—	27,378

Total	172,779	179,859